Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.19650%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$339,816.59

Principal:
Principal Collections	$9,680,557.57
Prepayments in Full	$3,407,790.68
Liquidation Proceeds	$13,325.69
Recoveries	$91,203.56
Sub Total	$13,192,877.50
Collections	$13,532,694.09

Purchase Amounts:
Purchase Amounts Related to Principal	$97,628.11
Purchase Amounts Related to Interest	$382.56
Sub Total	$98,010.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,630,704.76

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,630,704.76
Servicing Fee	$138,422.27	$138,422.27	$0.00	$0.00	$13,492,282.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,492,282.49
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,492,282.49
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,492,282.49
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,492,282.49
Interest - Class A-4 Notes	$101,447.55	$101,447.55	$0.00	$0.00	$13,390,834.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,390,834.94
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$13,320,906.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,320,906.19
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$13,270,384.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,270,384.02
Regular Principal Payment	$12,336,103.58	$12,336,103.58	$0.00	$0.00	$934,280.44
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$934,280.44
Residual Released to Depositor	$0.00	$934,280.44	$0.00	$0.00	$0.00
Total		$13,630,704.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,336,103.58
Total					$12,336,103.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,336,103.58	$120.04	$101,447.55	$0.99	$12,437,551.13	$121.03
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$12,336,103.58	$9.48	$221,898.47	$0.17	$12,558,002.05	$9.65

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$65,100,034.43	0.6334537	$52,763,930.85	0.5134176
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$130,150,034.43	0.1000292	$117,813,930.85	0.0905481

Pool Information
Weighted Average APR	2.416%	2.422%
Weighted Average Remaining Term	20.92	20.23
Number of Receivables Outstanding	19,355	18,533
Pool Balance	$166,106,724.12	$152,829,831.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$156,172,504.57	$143,836,400.99
Pool Factor	0.1177754	0.1083616

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$8,993,430.35
Targeted Overcollateralization Amount	$35,015,900.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,015,900.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$77,590.73
(Recoveries)		110	$91,203.56
Net Loss for Current Collection Period			$(13,612.83)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0983%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2874%
Second Prior Collection Period			0.5336%
Prior Collection Period			-0.7329%
Current Collection Period			-0.1024%
Four Month Average (Current and Prior Three Collection Periods)			-0.0036%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,595	$13,672,456.23
(Cumulative Recoveries)			$3,183,245.37
Cumulative Net Loss for All Collection Periods			$10,489,210.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7437%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,803.19
Average Net Loss for Receivables that have experienced a Realized Loss			$2,917.72

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.69%	196	$2,577,796.69
61-90 Days Delinquent	0.20%	20	$300,180.50
91-120 Days Delinquent	0.06%	6	$90,144.54
Over 120 Days Delinquent	0.24%	21	$366,838.83
Total Delinquent Receivables	2.18%	243	$3,334,960.56

Repossession Inventory:
Repossessed in the Current Collection Period		10	$122,548.87
Total Repossessed Inventory		19	$267,501.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2475%
Prior Collection Period			0.3100%
Current Collection Period			0.2536%
Three Month Average			0.2704%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4954%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	44

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$733,837.27
2 Months Extended	73	$918,544.12
3+ Months Extended	18	$189,953.60

Total Receivables Extended	146	$1,842,334.99

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer